Notes Payable (Details) (USD $)			0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Apr. 19, 2013 8 percent Convertible Promissory Notes	Nov. 07, 2012 10 percent Convertible Notes	Nov. 05, 2012 10 percent Convertible Notes	Jun. 30, 2013 10 percent Convertible Notes	Dec. 31, 2012 10 percent Convertible Notes
Proceeds from debt offering			$ 7,767,344	$ 500,000	$ 500,000
Debt discount	$ 356,167	$ 750,292				$ 356,167	$ 750,292